Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Kubatronik [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2012 Kubatronik [Member] Municipal [Member] USD ($)	Dec. 31, 2012 Kubatronik [Member] Municipal [Member] EUR (€)	Dec. 31, 2012 Zone B [Member]	Dec. 31, 2012 Zone C [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Minimum percentage of annual revenue from export	25.00%
Maximum percentage of annual revenue derived in single market	75.00%
Limited corporate tax rate	11.50%
Tax exemption period on undistributed income, years								6 years	2 years
Maximum beneficial tax rate for qualified foreign companies	25.00%
Minimum non-Israeli equity ownership percentage for qualified foreign companies	49.00%
Withholding tax on dividends and distributions out of income	15.00%
Maximum period for which tax is applicable	12 years
Withholding tax on dividends and distributions out of income for qualifying non-residents	4.00%
Minimum percentage of share capital owned of foreign investor companies by non-residents	25.00%
Maximum extension of period of tax benefits for foreign investor companies	10 years
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded										10.00%	20.00%
Preferred company, minimum percentage of annual revenue from export	25.00%
Preferred company, maximum percentage of annual revenue derived in single market	75.00%
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Statutory company tax rate in next fiscal year	25.00%
Tax loss carryforwards	$ 14,500			$ 1,300	€ 973	$ 1,400	€ 1,100
Valuation allowance for deferred tax assets	4,052	4,200
Net change in deferred tax asset valuation allowance	$ (148)	$ 669	$ 500